Deposits and Prepayment	6 Months Ended
Mar. 31, 2025
Deposits and Prepayment [Abstract]
DEPOSITS AND PREPAYMENT

NOTE 4 – DEPOSITS AND PREPAYMENT

Deposits and prepayment are summarized as follow:

	As of
	September 30, 2024	March 31, 2025
Deposits and prepayment classified as non-current assets:
Trade deposit	$320,513	$320,513
Financial service deposit (note)	897,436	-
Prepaid financial service fee (note)	62,500	-
Deposits paid for purchase of property, plant and equipment	462,974	462,974
Total deposits and prepayment classified as non-current assets	$1,743,423	$783,487

Deposits – related party classified as non-current assets:
Deposit for operating lease arrangement	$600,000	$-
Total deposits – related party classified as non-current assets	$600,000	$-

Deposits and prepayment classified as current assets:
Prepaid service fee	$11,127	$11,712
Financial service deposit (note)	187,500	-
Utility and other deposit	4,551	1,987
Total deposits and prepayment classified as current assets	$203,178	$13,699

Deposits – related party classified as current assets:
Deposit for operating lease arrangement	$-	$897,436
Total deposits – related party classified as current assets	$-	$897,436

Note: As of September 30, 2024, the Company has both long-term and short-term deposit and prepayment for financial services. During the six months ended March 31, 2025, such balances were reclassified from long-term and short-term deposits and prepayment to deferred costs for financial services in relation to the fund raising of $15 million, before deducting placement agent fees and other estimated expenses payable by the Company, via public offering which has been completed subsequently after the reporting period.